Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP001Member - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Participant Contribution, Receivable	$ 0
EBP, Employer Contribution, Receivable	0	$ 0
EBP, Net Asset Available for Benefit, Total	0	0	$ 0	$ 0
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit	$ 0	$ 0	$ 0	$ 0